Income Taxes (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	6.90%	6.90%
Effective Income Tax Rate Reconciliation, Percent	40.90%	40.90%